UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hawkshaw Capital Management, LLC

Address:  400 Madison Avenue, 14th Floor
          New York, NY 10017


13F File Number: 028-12862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kian Ghazi
Title:  Managing Member
Phone:  212-207-3537


Signature, Place and Date of Signing:


/s/ Kian Ghazi                New York, New York             November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total: $ 138,705
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED  NONE
ABERCROMBIE & FITCH CO          CLASS A          002896207    4,445     135200  SH          SOLE       NONE       135200
ANNTAYLOR STORES CORP           COM              036115103    8,295     522039  SH          SOLE       NONE       522039
CORE MARK HOLDING CO INC        COM              218681104    9,166     320153  SH          SOLE       NONE       320153
DELL INC                        COM              24702R101    6,140     402363  SH          SOLE       NONE       402363
ELECTRONIC ARTS INC             COM              285512109    2,114     110967  SH          SOLE       NONE       110967
FROZEN FOOD EXPRESS INDS INC    COM              359360104    5,942    2028066  SH          SOLE       NONE      2028066
GREENLIGHT CAPITAL RE LTD       CLASS A          G4095J109    6,537     347707  SH          SOLE       NONE       347707
HARRIS STRATEX NTWRKS INC       CLASS A          41457P106    7,181    1025814  SH          SOLE       NONE      1025814
IAC INTERACTIVECORP             COM PAR $.001    44919P508    5,345     264727  SH          SOLE       NONE       264727
MARKET VECTORS ETF TR           GOLD MINER ETF   57060U100    6,664     147149  SH          SOLE       NONE       147149
MEMC ELECTR MATLS INC           COM              552715104    5,934     356851  SH          SOLE       NONE       356851
SCHOLASTIC CORP                 COM              807066105    9,624     395412  SH          SOLE       NONE       395412
SONOSITE INC                    COM              83568G104    7,661     289523  SH          SOLE       NONE       289523
SPDR GOLD TRUST                 GOLD SHS         78463V107    6,151      62227  SH          SOLE       NONE        62227
SPDR TR                         UNIT SER 1       78462F103   32,627     309000      PUT     SOLE       NONE       309000
UNIVERSAL TECHNICAL INST INC    COM              913915104   14,879     755283  SH          SOLE       NONE       755283


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